Goodwill and Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets
Schedule of changes in the carrying amounts of goodwill and non-amortizable intangible assets

	Goodwill	Nonamortizable Intangibles
Balance at February 2, 2010	$273,807	$80,600
Current period business acquisitions	14,108	—
Impairment charge	(536)	—

Balance at February 1, 2011	287,379	80,600
Prior year business acquisition adjustment	597	—
Current period business acquisitions	3,165	—

Balance at January 31, 2012	$291,141	$80,600

Schedule of changes in the carrying amounts of amortizable intangible assets

	Gross Cost	Accumulated Amortization	Net Carrying Value
Balance at February 2, 2010	$2,718	$(1,353)	$1,365
Current period business acquisitions	3,255	—	3,255
Amortization expense	—	(307)	(307)

Balance at February 1, 2011	5,973	(1,660)	4,313
Current period business acquisitions	150	—	150
Reaquired franchise rights	205	—	205
Amortization expense	—	(473)	(473)

Balance at February 1, 2012	$6,328	$(2,133)	$4,195

Schedule of components of intangible assets

	Useful Life (Years)	February 1, 2011	January 31, 2012
Nonamortizing:
Trade names and trademarks		$80,600	$80,600

Amortizing:
Franchise agreement rights	20	$1,000	$1,205
Acquired trade names	2-20	3,965	4,035
Non-compete agreements	3-5	1,008	1,088

		5,973	6,328
Accumulated amortization		(1,660)	(2,133)

		4,313	4,195

		$84,913	$84,795

Schedule of amortization expense for intangible assets

2012	$433
2013	$381
2014	$223
2015	$223
2016	$223